Income Taxes - Schedule of Current Taxes (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Taxes
Social contribution charge at current rates	34.00%	34.00%	34.00%